ADVANCE GOLD SALES (Details) (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014 Memorandum of Understanding Sales Agreement, June 4, 2013 [Member]	Jun. 30, 2013 Memorandum of Understanding Sales Agreement, June 4, 2013 [Member]	Dec. 31, 2013 Memorandum of Understanding Sales Agreement, June 4, 2013 [Member] oz	Dec. 31, 2013 Memorandum of Understanding Sales Agreement, August 2, 2013 [Member] oz	Mar. 31, 2014 Memorandum of Understanding Sales Agreement [Member]	Dec. 31, 2013 Memorandum of Understanding Sales Agreement [Member]
ADVANCE GOLD SALES (Details) [Line Items]
Advance Sales, Gold (in Ounces)									120	40
Customer Advance Discount Rate									10.00%
Customer Advance Agreement Description									Upon signing the Agreement, the Company received an initial cash advance of $150,000 (the "Advance"), which is based on a 10% discount to the current spot price of gold, for delivery of the first 120 ounces of specimen gold produced from the Ruby Mine on or before February 1, 2014 (the "Due Date"). The Advance paid will be applied to the amount due to the Company on the Delivery Date, as determined by the then-current spot price of gold on the Delivery Date. In the event that 120 ounces of specimen gold is not available for delivery by the Due Date, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $165,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date.	In the event that the 40 ounces of specimen gold is not available for delivery by the Due Date on April 2, 2014, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $55,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date.
Proceeds from Deposits from Customers	$ (150,000)	$ 0	$ 200,000	$ 0	$ 200,000	$ 50,000		$ 150,000	$ 150,000	$ 50,000		$ 200,000
Repayments of Other Short-term Debt							165,000		165,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3							15,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements							1,667
Discount on Future Gold Production												22,223
Amortization of Discount of Future Gold Production											$ 4,244	$ 17,934